Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Heliogen, Inc. [Member]
Significant Accounting Policies [Line Items]
Significant Accounting Policies

Note 2 — Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and the accompanying notes. On an ongoing basis, we evaluate our estimates, including those related to inputs used to recognize revenue over time, accounting for income taxes, fair values of share-based compensation, inventory valuation, lease liabilities, warrant liabilities, contingent consideration, goodwill impairments and long-lived asset impairments. Despite our intention to establish accurate estimates and reasonable assumptions, actual results could differ materially from such estimates and assumptions.

Cash and Cash Equivalents

We consider highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of December 31, 2024 and 2023, our cash and cash equivalents balances were $36.9 million and $62.7 million, respectively.

Restricted Cash

As of December 31, 2024 and 2023, our restricted cash balance, including the long-term portion, was $1.5 million and was comprised of a standby letter of credit issued in relation to a lease for manufacturing space in Long Beach, California (the “Long Beach Lease”). In February 2025, the Long Beach Lease was terminated and in March 2025 the $1.5 million standby letter of credit was released to the Company.

Investments

The primary objectives of our investment portfolio, which includes our highly liquid investments classified as cash equivalents, are to maintain the safety of our invested capital, provide prudent levels of liquidity to accommodate operational and capital needs and maintain an acceptable level of risk. These risks include credit risk, interest rate risk and concentration risk, which are mitigated through the use of various well-established financial institutions as well as an investments portfolio consisting of very liquid and high credit quality instruments. The Company reviews its available-for-sale securities portfolio for impairment and determines if impairment is due to credit losses or other reasons. In making the assessment of whether a loss is from credit or other factors, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows is less than the amortized cost basis, a credit loss exists and an allowance is created, limited by the amount that the fair value is less than the amortized cost basis. Subsequent activity related to the credit loss component (e.g., write-offs, recoveries) is recognized as part of the allowance for credit losses on available-for-sale securities.

We classify investments in fixed maturity securities at the acquisition date and reevaluate the classification at each balance sheet date. Held-to-maturity investments are carried at amortized cost, reflecting the ability and intent to hold the securities to maturity. Trading investments are securities acquired with the intent to sell in the near term and are carried at fair value with changes in fair value reported in earnings. All other fixed maturity securities are classified as available-for-sale and are carried at fair value with net unrealized gains or losses related to non-credit factors reported as a component of accumulated other comprehensive income. The difference between the original cost and maturity value of a fixed maturity security is amortized to earnings using the interest method.

As of December 31, 2023, all of our investments in fixed maturity securities are classified as available-for-sale, have original maturities of one year or less and are disclosed as investments on our consolidated balance sheets. The Company had no investments in fixed maturity securities as of December 31, 2024.

The cost of securities sold is based on the specific-identification method. During the years ended December 31, 2024 and 2023, there were no sales of investments. There were no credit losses for available-for-sale securities recognized during the years ended December 31, 2024 and 2023 and no allowance for credit losses as of December 31, 2024 and 2023.

As of December 31, 2024 and 2023, interest receivable on our investments, including cash equivalents, was $60 thousand and $0.1 million, respectively, and is included in receivables on our consolidated balance sheets.

Accounts Receivable

We record accounts receivable based on contracted prices when we obtain an unconditional right to payment under the terms of our customer contracts or government grants. The carrying value of such receivables, net of the allowance for credit losses, represents the estimated net realizable value. Payment terms for receivables from customers are generally due upon demand or within 30 days.

As a practical expedient, we do not adjust the promised amount of consideration for the effects of a significant financing component when we expect, at contract inception, that the period between our transfer of a promised product or service to a customer and when the customer pays for that product or service will be one year or less. We typically do not include extended payment terms in our contracts with customers.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from a financial asset’s amortized cost to present the net amount we expect to collect from such asset. We estimate allowances for credit losses using relevant available information from both internal and external sources. We monitor the estimated credit losses associated with our trade accounts receivable and unbilled accounts receivable based primarily on our collection history and the delinquency status of amounts owed to us, which we determine based on the aging of such receivables. Such methods and estimates are adjusted, as appropriate, for relevant past events, current conditions and reasonable and supportable forecasts. We recognize write-offs within the allowance for credit losses when cash receipts associated with our financial assets are deemed uncollectible. As of December 31, 2024 and 2023, we had $0.7 million and $0.2 million, respectively, of allowance for credit losses for trade receivables associated with our projects in Germany.

We consider governmental grant receivables to be fully collectible and accordingly, no allowance for credit loss balance has been established. If amounts become uncollectible, they are charged to operations.

Inventories

Inventories consist primarily of raw materials, work in progress and finished goods. Inventories are stated at the lower of cost or net realizable value. Provisions are made to reduce obsolete inventories for excess quantities to their estimated net realizable values based on future demand, market conditions and valuation. Refer to Note 6 — Inventories for additional information.

Property, Plant and Equipment

We report our property, plant and equipment at cost, less accumulated depreciation and any impairment losses. Cost includes the price paid to acquire or construct the assets, required installation costs, interest capitalized during the construction period and any expenditures that substantially add to the value of or substantially extend the useful life of the assets. We capitalize costs related to computer software obtained or developed for internal use, which generally includes enterprise-level business and finance software that we customize to meet our specific operational requirements. We expense repair and maintenance costs at the time we incur them.

We begin depreciation for our property, plant and equipment when the assets are placed in service. We consider such assets to be placed in service when they are both in the location and condition for their intended use. We compute depreciation expense using the straight-line method over the estimated useful lives of assets. We depreciate leasehold improvements over the shorter of their estimated useful lives or the remaining term of the lease. The estimated useful life of an asset is reassessed whenever applicable facts and circumstances indicate a change in the estimated useful life of such asset has occurred. Refer to Note 7 — Property, Plant and Equipment for additional information.

Impairment of Long-lived Assets

We assess long-lived assets classified as “held and used,” including our property, plant and equipment and finite-lived intangibles, for impairment whenever events or changes in circumstances arise, including consideration of technological obsolescence, which may indicate that the carrying amount of such assets may not be recoverable. For purposes of recognition and measurement of an impairment loss, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

When impairment indicators are present, we compare undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group’s carrying value to determine if the asset group is recoverable. If the carrying value of the asset group exceeds the undiscounted future cash flows, we measure any impairment by comparing the fair value of the asset group to its carrying value. Fair value is generally determined by considering (i) internally developed discounted cash flows for the asset group, (ii) third-party valuations, and/or (iii) information available regarding the current market value for such assets. If the fair value of an asset group is determined to be less than its carrying value, an impairment in the amount of the difference is recorded in the period that the impairment indicator occurs. Estimating future cash flows requires significant judgment and such projections may vary from the cash flows eventually realized. Refer to Note 13 — Impairment and Other Charges for additional information.

We consider a long-lived asset to be abandoned after we have ceased use of the asset and we have no intent to use or repurpose it in the future. Abandoned long-lived assets are recorded at their salvage value, if any.

Leases

At inception, we determine whether an arrangement is a lease and the appropriate classification as an operating or finance lease. When a lease is identified, a right-of-use asset and the corresponding lease liability are recognized upon commencement of the lease term based on the present value of the lease payments not yet paid, discounted using our incremental borrowing rate, in the event that the implicit rate is not available. The right-of-use asset is also adjusted for prepayments and initial direct costs. Our leases may contain renewal options that are exercisable at our discretion. At the commencement date of a lease, we include in the lease term any periods covered by a renewal option, to the extent we are reasonably certain to exercise such options. Leases with an initial term of one year or less are considered short-term leases and are not recognized as lease assets and liabilities. Right-of-use assets are assessed periodically for impairment if events or circumstances occur that indicate the carrying amount of the asset may not be recoverable.

We recognize operating lease costs on a straight-line basis over the lease term, and any variable lease costs are recognized in the period in which they are incurred. We do not separate lease and nonlease components of a contract.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired in business combinations. Goodwill is not amortized but is evaluated for impairment at the reporting unit level. The Company determined it has one reporting unit as of December 31, 2024 and 2023, which is the same as its single operating segment. The Company performs its goodwill impairment evaluation at least annually, as of October 1, or more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of the Company’s reporting unit is less than its carrying value. The Company may first apply a qualitative assessment to determine if it is more likely than not that goodwill is impaired. If the qualitative assessment indicates that it is more likely than not that impairment exists, or if the Company chooses to bypass the assessment, a quantitative assessment is performed, which involves comparing the fair value of the reporting unit to its carrying value, including goodwill. If the carrying value of the reporting unit exceeds its estimated fair value, the Company would record an impairment loss equal to the excess. Refer to Note 13 — Impairment and Other Charges — Goodwill Impairment for additional information.

Cloud Computing Arrangements

Implementation costs incurred in cloud computing hosting arrangements that are service contracts are capitalized. These costs include external direct costs for materials and services. Software maintenance and training costs are expensed in the period in which they are incurred. The capitalized implementation costs are included in other long-term assets on our consolidated balance sheets and are amortized using the straight-line method over the term of the cloud computing hosting arrangement, including reasonably certain renewals, beginning when the module or component of the hosting arrangement is ready for its intended use. Cash payments for capitalized implementation costs are classified as cash outflows from operating activities.

During the year ended December 31, 2023, we capitalized cloud computing implementation costs for enterprise resource planning systems of $1.1 million and had amortization expense of $0.8 million, which was included in selling, general and administrative (“SG&A”) expense on our consolidated statements of operations.

During the fourth quarter of 2023, we recorded an impairment of $1.5 million to fully impair the remaining book value of our cloud computing implementation costs, included in impairment and other charges on our consolidated statements of operations. Refer to Note 13 — Impairment and Other Charges — Asset Impairments for additional information.

Revenue Recognition

Our revenue is derived from services revenue and grant revenue. Our services revenue is derived from contracts with customers and our grant revenue is derived from government grants.

Services Revenue

Our contracts with customers may include multiple promised goods and services. In such cases, we identify performance obligations by evaluating whether the promised goods and services are capable of being distinct within the context of the contract at contract inception. Promised goods and services that are not distinct at contract inception are combined. Once we identify the performance obligations, we determine a transaction price based on contractual amounts and an estimate of variable consideration. We allocate the transaction price to each performance obligation based on the relative stand-alone selling price (“SSP”) maximizing the use of observable inputs. Judgment is exercised to determine the SSP of each distinct performance obligation. We account for contract modifications prospectively when the remaining goods or services are distinct and on a cumulative catch-up basis when the remaining goods or services are not distinct.

Our services revenue is further disaggregated into project revenue and engineering revenue, which are discussed in more detail below.

Project Revenue.    We recognize project revenue over time as work is performed using the incurred costs method, which we believe is the method that most accurately reflects our progress toward satisfaction of the performance obligation. Under this method, project revenue arising from fixed-price contracts is recognized as work is performed based on the ratio of costs incurred to date compared to the total estimated costs at completion of the performance obligations.

Contract Estimates.    Incurred costs include all direct material, labor and subcontractor costs, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. Other costs for inventoried items, such as heliostats, are included in incurred costs when the item has been installed by being permanently attached or fitted. Cost-based input methods of revenue recognition require us to make estimates of net contract revenues and costs to complete the projects. In making such estimates, significant judgment is required to evaluate assumptions related to the amount of net contract revenues, including the impact of any performance incentives, liquidated damages and other payments to customers. Significant judgment is also required to evaluate assumptions related to the costs to complete the projects, including materials, labor, contingencies and other system costs. If a change in facts or circumstances occurs, the estimates will be adjusted, and the revenue recognized to date will be adjusted based on the revised estimates. Differences between the cumulative revenue recognized based on the previous estimates and the revenue recognized based on the revised estimates are recognized as an adjustment to revenue in the period in which the change in estimate occurs under the cumulative catch-up method.

If the estimated total costs on any contract are greater than the net contract revenues, we recognize the entire estimated loss in the period the loss becomes known and present such losses as contract loss provisions. Following recognition of contract loss provisions, we amortize the loss recognized in future periods as a reduction to cost of revenues using a similar method of measuring progress for each contract as done for revenue being recognized. We recognize changes in estimated contract revenue or total estimated costs and the resulting adjustment in the contract loss provision on a cumulative basis.

Engineering Services Revenue.    We recognize engineering services revenue over time as customers receive and consume the benefit of such services. Engineering service contracts with customers can be short-term or span several years and present amounts due to the Company for providing engineering, R&D, or other similar services in our field of expertise.

Contract Assets and Liabilities.    Billing practices are governed by the contract terms of each project based upon costs incurred, achievement of milestones or predetermined schedules. Billings do not necessarily correlate with revenue recognized over time using the incurred costs method. Contract assets include unbilled amounts typically resulting from revenue under long-term contracts when the incurred costs method of revenue recognition is utilized and revenue recognized exceeds the amount billed to the customer. Contract liabilities consist of deferred revenue for advance payments and billings in excess of revenue recognized. When we receive consideration, or such consideration is unconditionally due, from a customer prior to transferring goods or services to the customer under the terms of a sales contract, we record deferred revenue, which represents a contract liability.

As a practical expedient, we do not adjust the consideration in a contract for the effects of a significant financing component when we expect, at contract inception, that the period between a customer’s advance payment and our transfer of a promised product or service to the customer will be one year or less. Additionally, we do not adjust the consideration in a contract for the effects of a significant financing component when the consideration is received as a form of performance security.

Government Grants

We assess government contracts received, including cost reimbursement agreements, to determine if the agreement should be accounted for as an exchange transaction or a grant. An agreement is accounted for as a grant if the resource provider does not receive commensurate value in return for the assets transferred. As there is no authoritative guidance under GAAP for accounting for grants to for-profit business entities, the Company accounts for the grants by analogy to International Accounting Standard 20, Accounting for Government Grants and Disclosure of Government Assistance. Additionally, a government grant is recognized only when there is reasonable assurance that (1) the entity will comply with any conditions attached to the grant and (2) the grant will be received.

Funds to be received under the Company’s government grants are presented as grant revenue. The related reimbursable expenses are expensed as incurred and presented separately as cost of grant revenue. Refer to Note 3 — Revenue for additional information.

Research and Development

We incur R&D costs during the process of researching and developing new products and enhancing our existing products, technologies and manufacturing processes. Our R&D costs consist primarily of employee compensation, materials and outside services. We expense these costs as incurred until the resulting product has been completed, tested and made ready for commercial scale-up.

Reorganization Costs

We recognize reorganization costs for one-time termination benefits, including severance payments, outplacement job training, counseling and other termination benefits, at fair value at the communication date if no future service is required. Reorganization costs for one-time termination benefits in which the employee is required to render service until termination in order to receive the benefits are recognized ratably over the future service period.

Earnings (Loss) per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) by the sum of the weighted-average number of common shares outstanding and the weighted-average number of shares issuable under certain vested warrants. Diluted EPS is computed by dividing net income (loss) by the sum of the basic weighted-average number of common shares outstanding and dilutive potential securities, which potentially could include shares that may be issued under our stock options, employee stock purchase plan, restricted stock units (“RSU”) and warrants, as determined by using the treasury stock method. Refer to Note 11 — Earnings (Loss) per Share for additional information.

Share-based Compensation

We recognize share-based compensation expense for the estimated fair value of equity awards issued as compensation to individuals over the requisite service period, which generally ranges from six months to four years. We account for forfeitures as they occur. Accordingly, in the absence of a modification, if an individual’s continuous service is terminated, all previously unvested awards granted to such individual are forfeited, which results in a benefit to share-based compensation expense in the period of termination equal to the cumulative expense recorded through the termination date for the unvested awards. For employee stock awards with graded vesting schedules and only services conditions, we recognize share-based compensation expense on a straight-line basis over the total requisite service period of the award, ensuring that cumulative recorded share-based compensation expense equals the grant date fair value of vested awards at each period-end.

For modifications of share-based payment awards, we record the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification. In addition, we record the remaining unrecognized compensation cost for the original cost of the award on the modification date over the remaining vesting period for unvested awards.

Commitments and Contingencies

We record liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Although we cannot predict the outcome of legal or other proceedings with certainty, when it is probable that a loss has been incurred and the amount is reasonably estimable, GAAP requires us to accrue an estimate of the probable loss or range of loss or make a statement that such an estimate cannot be made.

Income Taxes

We use the asset and liability method to account for income taxes whereby we calculate deferred tax assets or liabilities using the enacted tax rates and tax law applicable to when any temporary differences are expected to reverse. We establish valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in deferred tax assets or liabilities during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from taxing authorities. We only recognize tax benefits related to uncertain tax positions that are more likely than not of being sustained upon examination. For those positions that satisfy such recognition criteria, the amount of tax benefit that we recognize is the largest amount of tax benefit that is more likely than not of being sustained on ultimate settlement of the uncertain tax position. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, in the income tax provision.

Fair Value Measurements

We measure certain assets and liabilities at fair value, which is defined as the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. Our fair value measurements use the following hierarchy, which prioritizes valuation inputs based on the extent to which the inputs are observable in the market.

•        Level 1 — Valuations based on unadjusted quoted prices from active markets for identical assets or liabilities.

•        Level 2 — Valuations in which significant inputs are observable either directly or indirectly — other than Level 1 inputs.

•        Level 3 — Valuations in which significant inputs are unobservable.

Recent Accounting Pronouncements

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires more detailed disclosures about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. In addition, ASU 2024-03 requires an entity to disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and to disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, with early adoption permitted on a prospective or retrospective basis. The Company is currently evaluating the impact of this guidance on the Company’s consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures (“ASU 2023-09”), which requires greater disaggregation of income tax disclosures to increase transparency and usefulness. The new standard requires additional information to be disclosed with respect to the income tax rate reconciliation, disaggregation of income taxes paid and modifying other income tax-related disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted on a prospective or retrospective basis. The Company is currently evaluating the impact of this guidance on the Company’s consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires companies to enhance the disclosures about segment expenses on an annual and interim basis. The new standard requires disclosure of significant segment expenses that are regularly provided to an entity’s chief operating decision maker (“CODM”) and included in the reported segment measure of profit or loss. In addition, ASU 2023-07 requires the disclosure of the CODM’s title and a description of how the CODM uses the reported measures to assess segment performance and to allocate resources. Such disclosures apply to entities with a single reportable segment. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024, with early adoption permitted. The Company adopted this guidance during the year ended December 31, 2024. The adoption of ASU 2023-07 resulted in additional segment reporting disclosures in the Company’s consolidated financial statements, with no impact to the Company’s financial position or results of operations. Refer to Note 17 — Segment Reporting for additional information.